Significant Accounting Policies (Details) - Schedule of property and equipment, net	12 Months Ended
Dec. 31, 2020
Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	3 - 5
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	7 - 15 (mainly 7)
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	7
Software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	3 – 5 (mainly 5)